As filed with the Securities and Exchange Commission on November 4, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09035

The Barrett Funds
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Associates, Inc.
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

212-983-5080
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

BARRETT GROWTH FUND

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)
		Market
Shares		Value
	COMMON STOCKS - 99.43%
	BASIC INDUSTRY - 22.05%
	Energy - 11.98%
4,000	Apache Corporation	$300,880
4,500	BP p.l.c. ADR	318,825
6,000	Exxon Mobil Corporation	381,240
2,500	Murphy Oil Corporation	124,675
8,000	Schlumberger Limited	675,040
8,000	XTO Energy, Inc.	362,560
		2,163,220

	Industrial - 8.13%
12,000	Donaldson Company, Inc.	366,360
11,000	General Electric Company	370,370
4,000	L-3 Communications Holdings, Inc.	316,280
8,000	United Technologies Corporation	414,720
		1,467,730

	Transportation - 1.94%
4,500	UTI Worldwide, Inc.	349,650

	Total Basic Industry	3,980,600

	CONSUMER PRODUCTS & SERVICES - 19.44%
	Consumer Products - 8.71%
8,000	Alberto-Culver Company	358,000
9,000	eBay Inc. (a)	370,800
7,000	PepsiCo, Inc.	396,970
7,500	The Procter & Gamble Company	445,950
		1,571,720

	Media & Entertainment - 3.03%
4,000	Electronic Arts Inc. (a)	227,560
12,000	Univision Communications Inc. (a)	318,360
		545,920

	Retailing - 7.70%
8,500	Chico's FAS, Inc. (a)	312,800
6,500	Lowe's Companies, Inc.	418,600
6,000	Target Corporation	311,580
8,000	Walgreen Co.	347,600
		1,390,580

	Total Consumer Products & Services	3,508,220

	FINANCIAL SERVICES - 14.35%
	Financial Services - 13.06%
8,000	Citigroup Inc.	364,160
6,000	The Goldman Sachs Group, Inc.	729,480
5,600	Moody's Corporation	286,048
12,000	North Fork Bancorporation, Inc.	306,000
5,000	State Street Corporation	244,600
6,000	Zions Bancorporation	427,260
		2,357,548

	Real Estate Investment Trust - 1.29%
5,000	Developers Diversified Realty Corporation	233,500

	Total Financial Services	2,591,048

	HEALTHCARE - 21.16%
	Biotechnology - 10.46%
6,000	Amgen, Inc. (a)	478,020
5,000	Genentech, Inc. (a)	421,050
7,000	Genzyme Corporation (a)	501,480
10,000	Gilead Sciences, Inc. (a)	487,600
		1,888,150

	Medical Devices & Services - 9.59%
8,000	Covance, Inc. (a)	383,920
10,000	Medtronic, Inc.	536,200
10,000	Stryker Corporation	494,300
8,000	Varian Medical Systems, Inc. (a)	316,080
		1,730,500

	Pharmaceuticals - 1.11%
8,000	Pfizer Inc.	199,760

	Total Health Care	3,818,410

	INFORMATION SERVICES - 10.01%
	Business Services 6.33%
6,000	Cognizant Technology Solutions Corporation (a)	279,540
10,000	First Data Corporation	400,000
12,500	Paychex, Inc.	463,500
		1,143,040

	Computer Services & Outsourcing - 3.68%
10,000	Anteon International Corporation (a)	427,600
5,000	Computer Sciences Corporation (a)	236,550
		664,150

	Total Information Services	1,807,190

	SOFTWARE / ELECTRONICS - 10.93%
	Electronics - 6.87%
12,500	Dell, Inc. (a)	427,500
12,000	Linear Technology Corporation	451,080
12,000	Microchip Technology Incorporated	361,440
		1,240,020

	Software - 4.06%
15,000	Microsoft Corporation	385,950
28,000	Oracle Corporation (a)	346,920
		732,870

	Total Software / Electronics	1,972,890

	TELECOMMUNICATIONS SERVICES & EQUIPMENT - 1.49%
	Telecommunications & Data Network Equipment - 1.49%
15,000	Cisco Systems, Inc. (a)	268,950

	Total Telecommunications Services & Equipment	268,950

	Total Common Stocks (Cost $13,923,943)	17,947,308

Principal		Market
Amount	VARIABLE RATE DEMAND NOTES # - 0.58%	Value

$ 93,927	American Family, 3.44%	$93,927

11,210	U.S. Bank, N.A., 3.59%	11,210

	Total Variable Rate Demand Notes (Cost $105,137)	105,137

	Total Investments - 100.01% (Cost $14,029,080)	18,052,445

	Liabilities in Excess of Other Assets - (0.01)%	(2,886)

	Total Net Assets - 100.00%	$18,049,559

	(a) Non-income producing security.
	# Variable rate demand notes are considered short-term obligations and are payable on demand at the market value.
	Interest rates change periodically at specified dates. The rates shown are as of September 30, 2005.
	ADR - American Depository Receipt

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Barrett Funds

By (Signature and Title) /s/ Peter H. Shriver
                                                                      Peter H. Shriver, President

Date            11/1/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _ /s/ Peter H. Shriver
                                                             Peter H. Shriver, President

Date            11/1/05

By (Signature and Title)* _ /s/ Robert J. Voccola
                                                             Robert J. Voccola, Treasurer

Date            11/1/05

* Print the name and title of each signing officer under his or her signature.